Pension and Post-Retirement and Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Change in Projected Benefit Obligation and Change in Plan Assets

The impact of changes in assumptions used to measure pension, post-retirement and post-employment benefit obligations is generally recognized over the expected average remaining service period of the employees.

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31 (millions of Canadian dollars)	2013	2012	2013	2012
Change in projected benefit obligation
Projected benefit obligation, beginning of year	6,507	5,461	1,459	1,206
Current service cost	170	123	40	29
Interest cost	278	285	63	63
Reciprocal transfers	1	1	—	—
Benefits paid	(317)	(291)	(44)	(42)
Net actuarial loss (gain)	(63)	928	13	203

Projected benefit obligation, end of year	6,576	6,507	1,531	1,459

Change in plan assets
Fair value of plan assets, beginning of year	4,992	4,682	—	—
Actual return on plan assets	887	425	—	—
Reciprocal transfers	1	1	—	—
Benefits paid	(317)	(291)	—	—
Employer contributions	160	163	—	—
Employee contributions	30	27	—	—
Administrative expenses	(22)	(15)	—	—

Fair value of plan assets, end of year	5,731	4,992	—	—

Unfunded status	845	1,515	1,531	1,459

Schedule of Benefit Obligations and Plan Assets

Hydro One presents its benefit obligations and plan assets net on its Consolidated Balance Sheets within the following line items:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of Canadian dollars)	2013	2012	2013	2012
Accrued liabilities	—	—	43	43
Pension benefit liability	845	1,515	—	—
Post-retirement and post-employment benefit liability	—	—	1,488	1,416

Unfunded status	845	1,515	1,531	1,459

Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets

The following table provides the projected benefit obligation (PBO), accumulated benefit obligation (ABO) and fair value of plan assets for the Pension Plan:

December 31 (millions of Canadian dollars)	2013	2012
PBO	6,576	6,507
ABO	5,998	6,074
Fair value of plan assets	5,731	4,992

Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations

The following weighted average assumptions were used to determine the benefit obligations at December 31, 2013 and 2012:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31	2013	2012	2013	2012
Significant assumptions:
Weighted average discount rate	4.75%	4.25%	4.75%	4.25%
Rate of compensation scale escalation (without merit)	2.50%	2.50%	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%	2.00%	2.00%
Rate of increase in health care cost trends[1]	—	—	4.39%	4.39%

[1]	6.81% per annum in 2014, grading down to 4.39% per annum in and after 2031 (2012 – 6.91% in 2013, grading down to 4.39% per annum in and after 2031)

Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs

The following weighted average assumptions were used to determine the net periodic benefit costs for the years ended December 31, 2013 and 2012. Assumptions used to determine current year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

Year ended December 31	2013	2012
Pension Benefits:
Weighted average expected rate of return on plan assets	6.25%	6.25%
Weighted average discount rate	4.25%	5.25%
Rate of compensation scale escalation (without merit)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	11	11

Post-retirement and Post-Employment Benefits:
Weighted average discount rate	4.25%	5.25%
Rate of compensation scale escalation (without merit)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	11	11
Rate of increase in health care cost trends[1]	4.39%	4.41%

[1]	6.91% per annum in 2013, grading down to 4.39% per annum in and after 2031 (2012 – 7.03% in 2012, grading down to 4.41% per annum in and after 2031)

Schedule of Effect of One percent Change in Health Care Cost Trends on Projected Benefit Obligation

The effect of 1% change in health care cost trends on the projected benefit obligation for the post-retirement and post-employment benefits at December 31, 2013 and 2012 is as follows:

December 31 (millions of Canadian dollars)	2013	2012
Projected benefit obligation:
Effect of 1% increase in health care cost trends	258	246
Effect of 1% decrease in health care cost trends	(200)	(191)

Schedule of Effect of One percent Change in Health Care Cost Trends on Service Cost and Interest Cost

The effect of 1% change in health care cost trends on the service cost and interest cost for the post-retirement and post-employment benefits for the years ended December 31, 2013 and 2012 is as follows:

Year ended December 31 (millions of Canadian dollars)	2013	2012
Service cost and interest cost:
Effect of 1% increase in health care cost trends	21	17
Effect of 1% decrease in health care cost trends	(16)	(13)

Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans

The following approximate life expectancies were used in the mortality assumptions to determine the projected benefit obligations for the pension and post-retirement and post-employment plans at December 31, 2013 and 2012:

December 31, 2013				December 31, 2012
Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
Age 65		Age 45		Age 65		Age 45
Male	Female	Male	Female	Male	Female	Male	Female
23	25	24	26	20	22	21	23

Schedule of Estimated Future Benefit Payments

At December 31, 2013, estimated future benefit payments by the Company to Plan participants were:

(millions of Canadian dollars)	Pension Benefits	Post-Retirement and Post-Employment Benefits
2014	310	54
2015	319	57
2016	327	59
2017	335	62
2018	343	65
2019 through to 2023	1,698	370

Total estimated future benefit payments through to 2023	3,332	667

Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets

The following table provides the actuarial gains and losses and prior service costs recorded within regulatory assets:

Year ended December 31 (millions of Canadian dollars)	2013	2012
Pension Benefits:
Actuarial loss (gain) for the year	(619)	807
Actuarial loss amortization	(175)	(112)
Prior service cost amortization	(2)	(3)

	(796)	692

Post-Retirement and Post-Employment Benefits:
Actuarial loss for the year	13	203
Actuarial loss amortization	(27)	(8)
Prior service cost amortization	(3)	(3)

	(17)	192

Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs

The following table provides the components of regulatory assets that have not been recognized as components of net periodic benefit costs for the years ended December 31, 2013 and 2012:

Year ended December 31 (millions of Canadian dollars)	2013	2012
Pension Benefits:
Prior service cost	3	5
Actuarial loss	842	1,510

	845	1,515

Post-Retirement and Post-Employment Benefits:
Prior service cost	2	5
Actuarial loss	306	315

	308	320

Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs

The following table provides the components of regulatory assets at December 31 that are expected to be amortized as components of net periodic benefit costs in the following year:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
December 31 (millions of Canadian dollars)	2013	2012	2013	2012
Prior service cost	2	2	2	3
Actuarial loss	103	175	15	17

	105	177	17	20

Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations

At December 31, 2013, the Pension Plan target asset allocations and weighted average asset allocations were as follows:

	Target Allocation (%)	Pension Plan Assets (%)
Equity securities	60.0	67.8
Debt securities	35.0	32.2
Other [1]	5.0	0.0

	100.0	100.0

[1]	Other investments include real estate and infrastructure investments.

Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis

The following tables present the Pension Plan assets measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy at December 31, 2013 and 2012:

December 31, 2013 (millions of Canadian dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	1	16	117	134
Cash and cash equivalents	150	—	—	150
Short-term securities	—	180	—	180
Real estate	—	—	2	2
Corporate shares – Canadian	943	—	—	943
Corporate shares – Foreign	2,708	—	—	2,708
Bonds and debentures – Canadian	—	1,416	—	1,416
Bonds and debentures – Foreign	—	186	—	186

Total fair value of plan assets[1]	3,802	1,798	119	5,719

[1]	At December 31, 2013, the total fair value of Pension Plan assets excludes $19 million of interest and dividends receivable, and $7 million relating to accruals for pension administration expense.

December 31, 2012 (millions of Canadian dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	2	15	104	121
Cash and cash equivalents	125	—	—	125
Short-term securities	—	100	—	100
Real estate	—	—	2	2
Corporate shares – Canadian	920	—	—	920
Corporate shares – Foreign	2,077	—	—	2,077
Bonds and debentures – Canadian	—	1,643	—	1,643

Total fair value of plan assets[1]	3,124	1,758	106	4,988

[1]

At December 31, 2012, the total fair value of Pension Plan assets excludes $16 million of interest and dividends receivable, $4 million relating to accruals for pending sales transactions, and $8 million relating to accruals for pension administration expense.

Changes in Fair Value of Financial Instruments Classified in Level 3

The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2013 and 2012. The Pension Plan classifies financial instruments as Level 3 when the fair value is measured based on at least one significant input that is not observable in the markets or due to lack of liquidity in certain markets. The gains and losses presented in the table below may include changes in fair value based on both observable and unobservable inputs.

Year ended December 31 (millions of Canadian dollars)	2013	2012
Fair value, beginning of year	106	167
Realized and unrealized gains	23	5
Purchases	—	6
Sales and disbursements	(10)	(72)

Fair value, end of year	119	106

Pension Plan [Member]
Components of Net Periodic Benefit Costs

The following table provides the components of the net periodic benefit costs for the years ended December 31, 2013 and 2012 for the Pension Plan:

Year ended December 31 (millions of Canadian dollars)	2013	2012
Current service cost, net of employee contributions	141	96
Interest cost	278	285
Expected return on plan assets, net of expenses	(309)	(289)
Actuarial loss amortization	175	112
Prior service cost amortization	2	3

Net periodic benefit costs	287	207

Charged to results of operations[1]	72	76

[1]

The Company follows the cash basis of accounting consistent with the inclusion of pension costs in OEB-approved rates. During the year ended December 31, 2013, pension costs of $160 million (2012 – $163 million) were attributed to labour, of which $72 million (2012 – $76 million) was charged to operations, and $88 million (2012 – $87 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.

Post-Retirement and Post-Employment Benefits [Member]
Components of Net Periodic Benefit Costs

The following table provides the components of the net periodic benefit costs for the years ended December 31, 2013 and 2012 for the post-retirement and post-employment plans:

Year ended December 31 (millions of Canadian dollars)	2013	2012
Current service cost, net of employee contributions	40	30
Interest cost	63	63
Actuarial loss amortization	27	8
Prior service cost amortization	3	3

Net periodic benefit costs	133	104

Charged to results of operations	58	48